Note 2 - Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

	June 30, 2013	January 31, 2013
Machinery and equipment	$873,874	$2,424,874
Furniture and fixtures	127,773	646,643
Software	640,516	1,828,705
Leasehold improvements	18,016	269,087
	1,660,179	5,169,309
Less accumulated depreciation and amortization	141,571	4,206,240
Property and equipment, net	$1,518,608	$963,069

	2013	2012	2011
Machinery and equipment	$2,424,874	$2,378,246	$2,130,430
Furniture and fixtures	646,643	597,262	594,270
Software	1,828,705	1,563,979	1,340,607
Leasehold improvements	269,087	246,741	212,185
	5,169,309	4,786,228	4,277,492
Less accumulated depreciation and amortization	(4,206,240)	(3,870,399)	(3,381,866)
Property and equipment, net	$963,069	$915,829	$895,626